Components Of Other Income (Expense), Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	$ 6,066	$ (1,320)	$ (5,747)	$ 10,697	$ 1,172	$ 11,469	$ (5,779)	$ (1,006)	$ (5,959)	$ 4,802		$ (1,275)		$ 6,647
Foreign exchange management (losses) gains
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	(2,819)				(15,252)					(9,444)	[1]	15,310	[1]	(6,179)	[1]
Foreign currency transaction gains (losses)
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	4,398				15,441					8,512	[2]	(20,251)	[2]	9,940	[2]
Interest income
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	391				347					1,514		1,618		2,232
Other
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	1,291				509					4,220		2,048		654
Investment Income
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	$ 2,805				$ 127

[1]	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Losses on forward foreign exchange contracts in 2012 primarily resulted from unfavorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso. Gains in 2011 primarily resulted from favorable currency fluctuations in the fourth quarter, relative to negotiated contract rates, including the appreciation of the U.S. Dollar against various foreign currencies.
[2]	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company's foreign currency denominated balances. Gains in 2012 were primarily due to a significant increase in Euro denominated intercompany receivables and the appreciation of the U.S. Dollar against the Japanese Yen. Losses in 2011 were primarily due to the depreciation of the U.S. Dollar, the Turkish Lira and the Polish Zloty against various foreign currencies.